Document and Entity Information	11 Months Ended
Dec. 03, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 03, 2012
Entity Registrant Name	PROSHARES TRUST II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer